Stockholders' Equity (Deficit) - Summary of outstanding and exercisable Options (Details) - $ / shares		6 Months Ended
	Sep. 01, 2017	Jun. 30, 2020
Number of Options
Number of Options Outstanding, Beginning		100,000
Number of Options Issued		6,050,000
Number of Options Expired		0
Number of Options Outstanding, Ending		6,150,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning		$ 2.00
Weighted Average Exercise Price Issued	$ 2.00	0.57
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending		$ 0.59